Income Taxes - Components of Deferred Tax Assets (Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Settlement agreement and related accrued interest	$ 460.7	$ 442.3
Restructuring reserves	3.1	8.7
Accruals not yet deductible for tax purposes	68.3	74.1
Net operating loss carry forwards	127.0	132.6
Foreign, federal and state credits and investment tax allowances	32.7	53.2
Employee benefit items	130.6	129.8
Other	20.2	13.2
Gross deferred tax assets	842.6	853.9
Valuation allowance	(240.0)	(200.0)
Total deferred tax assets	602.6	653.9
Depreciation and amortization	(51.8)	(68.1)
Unremitted foreign earnings	(135.2)	(135.2)
Intangibles	(256.0)	(274.3)
Other	(5.5)	(10.0)
Total deferred tax liabilities	(448.5)	(487.6)
Net deferred tax assets	$ 154.1	$ 166.3